Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 1,123,620	R$ 589,553	R$ 305,614
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,654,770	905,661	522,064
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(531,150)	(316,108)	(216,450)
Expenditures related to software and technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 817,742	485,939	250,353
Useful life	5 years
Expenditures related to software and technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 1,319,061	787,970	462,282
Expenditures related to software and technology | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(501,319)	(302,031)	(211,929)
Software licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	74,196	44,755	13,154
Software licenses | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	103,257	58,247	17,227
Software licenses | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(29,060)	(13,492)	(4,073)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	169,667	54,858	40,574
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	169,667	54,858	40,574
Goodwill | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	62,014	4,001	1,533
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	62,784	4,586	1,981
Other | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ (771)	R$ (585)	R$ (448)